FINANCIAL RISK MANAGEMENT - Credit Exposures (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CAD ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 AUD ($)	Jan. 01, 2023 MXN ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 BDT (৳)	Jan. 01, 2023 COP ($)	Jan. 02, 2022 USD ($)	Jan. 01, 2023 CAD ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 AUD ($)	Jan. 01, 2023 MXN ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 BDT (৳)	Jan. 01, 2023 COP ($)	Jan. 03, 2021 USD ($)
Trade and other current receivables [abstract]
Cash and cash equivalents (note 6)	$ 150,417									$ 179,246	$ 4.7	£ 0.7	€ 3.2	$ 1.1	$ 6.7	¥ 2.0	৳ 14.8	$ 0.2	$ 505,264
Trade accounts receivable (note 7)	248,785									329,967	13.0	4.6	17.8	4.0	4.1	0.7	0.0	0.0
Prepaid expenses, deposits and other current assets	101,810									163,662	1.4	0.3	7.7	0.0	0.8	0.6	3.1	0.3
Accounts payable and accrued liabilities	(471,208)									(440,401)	$ (17.2)	£ (0.7)	€ (11.8)	$ (0.8)	$ (2.4)	¥ (1.8)	৳ (9.2)	$ 0.0
Earnings before income taxes	$ 566,428	$ (0.1)	£ (0.2)	€ (0.8)	$ (0.2)	$ (0.5)	¥ (0.1)	৳ (0.4)	$ 0.0	$ 624,558
Other comprehensive income, before tax		$ 0.6	£ 2.1	€ 1.9	$ 0.4	$ 0.1	¥ 0.0	৳ 0.0	$ 0.0